Net income per ordinary share	12 Months Ended
Dec. 31, 2025
Net income per ordinary share
Net income per ordinary share

23.Net income per ordinary share

Basic net income per ordinary share is the amount of net income available to each share of ordinary shares outstanding during the reporting period, computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for treasury stock.

Diluted net income per ordinary share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary equivalent shares. For the calculation of diluted net income per ordinary share, net income attributable to ordinary shareholders for basic net income per ordinary share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method.

Pursuant to the Second Reorganization Agreements, the Company effected a share split by issuing additional 143,681,555 shares to Relx Inc. on November 25, 2020. On January 11, 2021, the Company effected a share split to subdivide each of its authorized ordinary shares into ten ordinary shares (Refer to Note 1(b)(iii)). The effects of the share splits in November 2020 and January 2021 were retrospectively presented on January 2, 2018 (date of inception), including in calculating the net income per ordinary share.

For the years ended December 31, 2023, 2024 and 2025, the basic and diluted net income per ordinary share reflecting the effects of the share splits are presented as follows.

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income attributable to RLX Technology Inc.	534,328	551,837	921,867
Numerator for basic and diluted net income per ordinary share(i)	534,328	551,837	854,095
Denominator:
Weighted average number of ordinary shares	1,311,401,901	1,232,148,531	1,223,656,660
Denominator used for net income per ordinary share - basic	1,311,401,901	1,232,148,531	1,223,656,660
Adjustments for dilutive options and RSUs	29,043,752	56,763,252	299,077
Denominator for net income per ordinary share - diluted	1,340,445,653	1,288,911,783	1,223,955,737
Net income per ordinary share
- Basic	0.407	0.448	0.698
- Diluted	0.399	0.428	0.698
(i)

In 2025, the Group declared a cash dividend of US$0.11 per ordinary share and per ADS to its respective shareholders and ADS holders. Certain unexercised share options and unvested RSUs are entitled to participate in these dividends. For EPS calculation, the dividends distributable to holders of unexercised share options and unvested RSUs have been deducted from the amount of earnings available for distribution to common stockholders.

The Group did not include certain share options and RSUs in the computation of diluted net income per ordinary share for the year ended December 31, 2025, because those share options and RSUs were anti-dilutive.